COMMON STOCK (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Oct. 14, 2010	Nov. 14, 2001
Common stock
Granted (in shares)		348,016	318,496	247,068
Share-based compensation expense		$ 4.0	$ 4.0	$ 3.6
Income tax benefit from share-based compensation		1.0	0.8	0.7
Cash received from option exercises and share issuances under plans		$ 1.4	$ 1.1	$ 1.0
Stock Repurchase Program [Abstract]
Shares authorized for repurchase (in shares)					2,000,000	2,500,000
Repurchase of shares (in shares)		756,397	0	860,669
Cumulative total authorized shares available for repurchase (in shares)			1,100,000
Stock Purchase Plan
Common stock
Discount rate from fair market value on purchase date (in hundredths)		85.00%
Stock Retainer Plan
Common stock
Multiplier of retainer fee (in hundredths)		110.00%
Stock Retainer Plan expense		$ 1.8	$ 1.8	$ 1.7
Stock Options
Common stock
Unrecognized compensation expense of stock options		$ 0.0	$ 0.0	$ 0.0
Bonus Awards
Common stock
Vesting period (in years)		3 years
Share-based compensation expense		$ 4.0
Bonus Awards | Forecast
Common stock
Amount of grants	$ 25.0
Granted (in shares)	465,830
Bonus Awards | Awards granted prior to 2020 | Minimum
Common stock
Vesting period (in years)		3 years
Bonus Awards | Awards granted prior to 2020 | Maximum
Common stock
Vesting period (in years)		5 years
Performance Shares
Common stock
Vesting period (in years)		3 years
Performance Shares | Forecast
Common stock
Amount of grants	$ 1.0
Granted (in shares)	22,567